Share-based compensation (Restricted Share Units - Narrative) (Details) (2011 Incentive Scheme [Member], CNY) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			0 Months Ended	15 Months Ended
	Oct. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 16, 2011	Dec. 31, 2012
Share-based compensation [Line Items]
Shares approved for grants to qualified persons					43,000,000
Annual increase on the first day of each fiscal year, beginning from 2013 in maximum aggregate number of shares which may be issued pursuant to all awards under the Plan	20,000,000
Restricted share units [Member]
Share-based compensation [Line Items]
Granted (in shares)		9,912,595	29,965,989	18,295,221
Share-based compensation (benefit)		130,718	95,792	54,445
Total unrecognized compensation expense		204,514
Weighted average period over which unrecognized compensation expense is expected to be recognized		1 year 3 months 7 days
Restricted share units [Member] | Employees [Member]
Share-based compensation [Line Items]
Granted (in shares)		9,912,595	29,917,989	18,295,221	9,097,000
Restricted share units [Member] | Employees [Member] | Minimum [Member]
Share-based compensation [Line Items]
Vesting period		18 months		2 years	4 years
Restricted share units [Member] | Employees [Member] | Maximum [Member]
Share-based compensation [Line Items]
Vesting period		5 years		4 years	5 years
Restricted share units [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Granted (in shares)			48,000			0
Restricted share units [Member] | Employees and Non Employees [Member] | Minimum [Member]
Share-based compensation [Line Items]
Vesting period			3 years
Restricted share units [Member] | Employees and Non Employees [Member] | Maximum [Member]
Share-based compensation [Line Items]
Vesting period			5 years